Share Capital (Details Narrative) - USD ($)		1 Months Ended
	Jul. 04, 2018	Aug. 31, 2018	Sep. 30, 2018	Jul. 19, 2018	Jun. 30, 2018	Jun. 30, 2017
Common stock, shares authorized			5,000,000,000		5,000,000,000	600,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.31
Common stock, shares issued			142,692,736		720,802,346	600,000
Majority shareholder owning percentage	50.51%
Ownership percentage				100.00%
Malaysia, Ringgits
Common stock, par value			$ 1		$ 1
SBS [Member]
Preferred Stock, Dividend Rate, Percentage		12.00%
Preferred stock, Par value		$ 0.001
Preferred stock, Authorized		5,000,000,000
Preferred shares description		The preferred shares automatically convert to NAMI Corp common shares two years after issuance of not converted earlier at the discretion of the holder at the rate of USD $1.50 on then value translated into USD of each 12% redeemable cumulative preference share.
Number of preferred shares held		1 for 1 basis
Second subscription [Member]
Subscription received		$ 9,078
Preference shares percentage		12.00%
One investor [Member]
Preferred shares description		preferred equity at the time of receipt of the signed subscription in the first quarter of Fiscal 2019.
Advance amount		$ 59,530